Consolidated Statements of Changes in Equity - CNY (¥) ¥ in Millions		Total		Share Capital [member]	Retained earnings [member]	Reserves [member]	Attributable to owners of the company [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2015		¥ 1,344,034		¥ 183,021	¥ 711,755	¥ 284,940	¥ 1,179,716	¥ 164,318
Profit		29,372	[1]		7,857		7,857	21,515
Other comprehensive income		9,589	[1]			7,957	7,957	1,632
Special reserve-safety fund reserve		1,614				1,540	1,540	74
Dividends		(12,732)			(8,450)		(8,450)	(4,282)
Equity transaction with non-controlling interests in subsidiaries		(1,837)				224	224	(2,061)
Capital contribution from non-controlling interests		1,087						1,087
Other		1,608			35	145	180	1,428
Ending balance at Dec. 31, 2016		1,372,735		183,021	711,197	294,806	1,189,024	183,711
Profit		36,793	[1]		22,798		22,798	13,995
Other comprehensive income		(1,365)	[1]			887	887	(2,252)
Special reserve-safety fund reserve		327				178	178	149
Transfer to reserves					(1,929)	1,929
Dividends		(30,030)			(19,626)		(19,626)	(10,404)
Equity transaction with non-controlling interests in subsidiaries		938				289	289	649
Capital contribution from non-controlling interests		2,584						2,584
Other		(663)			(3)	(27)	(30)	(633)
Ending balance at Dec. 31, 2017	[1]	1,381,319		183,021	712,437	298,062	1,193,520	187,799
Profit		72,416			52,591		52,591	19,825
Other comprehensive income		(2,648)				(4,964)	(4,964)	2,316
Special reserve-safety fund reserve		608				465	465	143
Transfer to reserves					(5,476)	5,476
Dividends		(42,792)			(27,369)		(27,369)	(15,423)
Equity transaction with non-controlling interests in subsidiaries		(11)				13	13	(24)
Capital contribution from non-controlling interests		2,300						2,300
Disposal of subsidiaries		(879)						(879)
Other		345			(1)	31	30	315
Ending balance at Dec. 31, 2018		¥ 1,410,658		¥ 183,021	¥ 732,182	¥ 299,083	¥ 1,214,286	¥ 196,372

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).